Other financial assets (Tables)	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Disclosure of Other Financial Assets by Component
Other financial assets consist of the following:

	Yen in millions
	March 31,
	2024	2025
Financial assets measured at amortized cost
Time deposits	1,606,834	2,264,841
Other	824,448	837,954
Financial assets measured at fair value through profit or loss
Public and corporate bonds	221,743	231,713
Stocks	212,393	46,215
Investment trusts	553,174	618,228
Derivatives	552,921	483,378
Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	8,279,783	9,078,437
Stocks	3,829,893	3,246,885
Other	11,537	10,947

Total	16,092,727	16,818,600

Current assets	4,702,168	6,935,759
Non-current assets	11,390,559	9,882,841

Total	16,092,727	16,818,600

Disclosure of Major Securities Included in Stock Measured at Fair Value Through Other Comprehensive Income
Major securities included in stocks measured at fair value through other comprehensive income as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31,
Issue	2024	2025
KDDI CORPORATION	1,134,370	959,347
MS&AD Insurance Group Holdings, Inc.	427,950	340,482
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	363,131	292,242
Mitsubishi UFJ Financial Group, Inc.	232,760	206,749
SUZUKI MOTOR CORPORATION	166,896	173,760

Disclosure of fair values and total accumulated other comprehensive income at derecognition	Fair value and total accumulated other comprehensive income at derecognition are as follows:

	Yen in millions
	For the years ended March 31,
	2024	2025
Total fair value	346,154	681,271
Accumulated other comprehensive income, net	247,475	512,976